Schedule Of Actuarial Assumptions Of Post Retirement Benefit Plan 2 (Details) (Foreign Pension Plans, Defined Benefit [Member])	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
FRANCE [Member]
Discount rate	3.30%	3.20%	4.70%
Salary increase	2.50%	2.50%	2.50%
Retirement age	65	65	65
Average retirement remaining service period	24	24	25
JAPAN [Member]
Discount rate	1.40%	1.60%	1.00%
Salary increase	2.00%	1.50%	1.50%
Retirement age	60	60	60
Average retirement remaining service period	16	15	15